Earnings Per Share - Factors Used in Earnings Per Share Computation (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Basic
Net income available to common shareholders									$ 4,386	$ 2,782
Weighted Average common shares outstanding									7,707,917	7,707,917
Basic earnings per share	$ 0.22	$ 0.14	$ 0.08	$ 0.13	$ 0.15	$ 0.12	$ 0.03	$ 0.06	$ 0.57	$ 0.36
Diluted
Net income available to common shareholders									$ 4,386	$ 2,782
Weighted average common shares outstanding for basic earnings per common share									7,707,917	7,707,917
Add: dilutive effects of assumed exercise of options
Average shares and dilutive potential common shares outstanding									7,707,917	7,707,917
Diluted earnings per share	$ 0.22	$ 0.14	$ 0.08	$ 0.13	$ 0.15	$ 0.12	$ 0.03	$ 0.06	$ 0.57	$ 0.36